Financial Liabilities - Borrowings - Summary of Maturities of the Group's Non-Current Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 1,157	£ 1,094
Later than one year and not later than two years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	71	70
Between two and five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	149	419
Later than five years [member]
Disclosure of detailed information about borrowings [line items]
Non-current borrowings	£ 937	£ 605